Other Payables to TV Stations	12 Months Ended
Dec. 31, 2013
Other Payables To Tv Stations [Abstract]
OTHER PAYABLES TO TV STATIONS
NOTE 9 – OTHER PAYABLES TO TV STATIONS

	December 31, 2013	December 31, 2012

Other payable to Kunming TV Station	77,175	77,175
Other payable to China YR TV Station	1,208,568	1,305,019
	$1,285,743	$1,382,194

As of December 31, 2013 and 2012, other payable to Kunming Television Station represents payable of $77,175 to be paid by ANT due to the late payment of capital contribution to Kunming Tech Co.

Other payable to China YR TV Station mainly represents reimbursement of YR TV Station’s cost of purchase of TV programs and broadcasting and administrative expenses.